Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 16,112,268	$ 14,681,204	$ 14,046,262
Investment in securities at fair value through profit or loss	1,127,841	970,292	1,242,614
Derivative financial instruments	0	8,308	1,244
Current biological assets	1,942,193	1,961,191	1,651,794
Prepaid expenses and other current assets	638,671	1,503,945	1,587,808
Accounts receivable, net	3,626,878	3,629,144	2,533,427
Due from related parties	326	148,855	194,522
Inventories	4,727,333	3,970,688	3,404,269
Total currents assets	28,225,033	26,930,355	24,721,988
Assets held for sale	49,523	56,728	60,048
Non-current assets:
Property, plant and equipment, net	17,320,041	15,081,105	13,188,131
Non-current biological assets	1,617,503	1,668,543	1,434,131
Deferred income tax	80,670	60,132	54,127
Goodwill	1,631,094	484,877	454,295
Intangible assets	1,040,042	0	0
Other non-current assets	643,006	865,454	593,906
Total non-currents assets	22,332,356	18,160,111	15,724,590
Total assets	50,557,389	45,090,466	40,446,578
Current liabilities:
Short-term debt	2,852,400	1,444,800	1,622,850
Current portion of long-term debt	842,651	1,652,725	9,033
Derivative financial instruments	6,821	0	0
Trade payable and other accounts payable	4,740,366	4,545,177	4,597,103
Income tax payable	731,654	483,618	248,205
Due to related parties	55,252	189,966	165,628
Total current liabilities	9,229,144	8,316,286	6,642,819
Long term liabilities:
Long-term debt, excluding current installments	1,553,973	950,412	2,495,127
Deferred income tax	3,843,379	3,912,575	3,369,036
Employee benefits	252,965	195,019	160,218
Total long term liabilities	5,650,317	5,058,006	6,024,381
Total liabilities	14,879,461	13,374,292	12,667,200
Equity:
Capital stock	1,174,432	1,174,432	1,174,432
Share premium	414,385	414,385	414,017
Reserve for repurchase of shares	493,141	449,641	777,622
Retained earnings	32,367,912	28,244,970	24,749,616
Foreign currency translation reserve	1,268,021	1,465,657	710,439
Actuarial remeasurements, net	(98,938)	(86,774)	(97,196)
Equity attributable to controlling interest	35,618,953	31,662,311	27,728,930
Non-controlling interest	58,975	53,863	50,448
Total equity	35,677,928	31,716,174	27,779,378
Commitments
Contingencies
Total liabilities and equity	$ 50,557,389	$ 45,090,466	$ 40,446,578